Stockholders’ Equity (Tables) - DiamiR Biosciences Corp. [Member]	12 Months Ended
May 31, 2025
Stockholders’ Equity [Line Items]
Schedule of Stock Option Activity

The following is an analysis of the stock option activity under the Plans:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding May 31, 2023	557,450	$6.04
Granted	153,000	0.01
Exercised	—	—
Expired or forfeited	(198,500)	4.95
Outstanding May 31, 2024	511,950	$4.66
Granted	—	—
Exercised	—	—
Expired or forfeited	—	—
Outstanding May 31, 2025	511,950	$4.66	5.5 years
Exercisable May 31, 2025	263,450	$4.96	4.0 years

Schedule of Weighted-Average Assumptions

The weighted average grant-date fair value of stock options granted during the years ended May 31, 2024 was $7.00, based on the following weighted average assumptions:

2024
Expected term in years	10
Expected volatility	81%
Risk-free interest rate	4.1%
Expected dividend yield	0%